CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenues	$ 30,294,165	$ 5,120,343
Cost of revenue	14,407,363	2,791,948
Gross profit	15,886,802	2,328,395
Operating expense	14,834,766	6,066,611
Income (loss) from operations	1,052,036	(3,738,216)
Interest expense	(3,775,945)	(673,347)
Loss before provision for income taxes	$ (2,723,909)	$ (4,411,563)
Provision for income taxes
Net loss	$ (2,723,909)	$ (4,411,563)
Net loss per share, basic and diluted	$ (0.10)	$ (0.20)
Weighted average shares outstanding	27,073,550	21,808,515